Impairment of Assets	12 Months Ended
Dec. 31, 2019
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Abstract]
Impairment of Assets
5.	IMPAIRMENT OF ASSETS

At the end of each reporting period, the Company assesses whether there are any indicators, from external and internal sources of information, that an asset or cash generating unit (“CGU”) may be impaired, thereby requiring adjustment to the carrying value. Through the Company’s assessment during the year ended December 31, 2019, it was determined that indicators of impairment were identified. During the years ended December 31, 2018 and 2017, there were no indicators of impairment.

A total impairment charge of $114,265 has been recognized in the year ended December 31, 2019, to write down the San Francisco Mine and Ana Paula Property to their estimated recoverable values.

a)	San Francisco Mine

The Company identified the following indicators of impairment during the year ended December 31, 2019:

•	Sustained market capitalization deficiency of the Company;
•	Sustained losses from mining operations at the San Francisco Mine; and,
•	A reassessment of the outlook and change in strategy requiring a significant change to the mine plan as the existing mine plan was uneconomic at current and forecast gold prices.

Due to the significant changes to the San Francisco Mine plan, which foresaw a curtailment of mining operations with the mine being placed on care and maintenance until economic conditions improve, a detailed assessment was completed on the recoverable value of the San Francisco Mine and related assets. As a result of this assessment, the Company recognized an impairment charge related to the San Francisco Mine in the amount of $39,467 to reduce the exploration and evaluation assets, mineral property, and plant and equipment value to its recoverable amount.

Mineral properties, plant and equipment

The recoverable value of the San Francisco Mine CGU was determined based on its fair value less cost of disposal (“FVLCD”) estimated utilizing expected proceeds of disposal (note 30), using management’s best estimate of the recoverable value.

The Company revised its estimate in the year ended December 31, 2019, based on changes to the estimated FVLCD and recognized an impairment charge in the amount of $37,035 to reduce the mineral property, and plant and equipment value to its estimated recoverable amount of $8,166. The impairment charge includes $11,633 of the previously capitalized deferred stripping costs. Management’s estimate of the FVLCD is classified as Level 3 in the fair value hierarchy.

Exploration and evaluation

The change in the San Francisco Mine plan has resulted in the Company changing its areas of exploration focus. As a result, an impairment charge was recognized on capitalized exploration assets related to the San Francisco Mine for a total of $2,432.

Ore in process inventory

Based on the expected recoveries from residual leaching of the ore tonnes stacked on the leach pads at the San Francisco Mine, the Company has determined a revised estimate of the recoverable gold ounces contained in leach pad inventory and the costs to complete the inventory. The revised estimate of recoverable gold ounces is less than previous projections which resulted in an impairment charge of $9,545 against the ore in process inventory. This impairment charge was allocated to the cost of sales between the change in inventories and depletion and depreciation balances (note 8(a)).

b)	Ana Paula Property

The Company identified the following indicator of impairment during the year ended December 31, 2019:

•	Sustained market capitalization deficiency of the Company; and,
•	A reassessment of the outlook and change in strategy requiring a significant change to the exploration and development activity at the Ana Paula Property.

The Company determined that significant changes in the planned exploration and development activity resulted in an indicator of impairment. A detailed assessment was completed on the recoverable value of Ana Paula and related assets based on various sources of information. The recoverable value of the Ana Paula Property was determined on a FVLCD basis based on external recent comparable market transactions. As a result of this assessment, the Company recognized an impairment charge in the amount of $74,798 to reduce the exploration and evaluation assets, and plant and equipment value, to its estimated recoverable amount of $35,000. Management’s estimate of the FVLCD is classified as Level 3 in the fair value hierarchy.

c)	Other Impairment

During the year ended December 31, 2019, the Company recognized other impairment charges of $4,630 related to the write-down of an income tax receivable (note 9), equipment at the Florida Canyon Mine of $2,253 (note 11), and the El Sauzal Plant of $3,000 (note 11).

During the years ended December 31, 2018 and 2017, the Company recognized other impairment charges related to the El Sauzal Plant of $8,963 and $nil (note 11), respectively.